Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Risk-Based Capital Amounts and Ratios for Northern Trust on Consolidated Basis and for Bank

The table below summarizes the risk-based capital amounts and ratios for Northern Trust on a consolidated basis and for the Bank.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2013
Total Capital to Risk-Weighted Assets
Consolidated	$9,294.9	15.8%	$5,877.4	10.0%
The Northern Trust Company	8,366.2	14.3	5,858.8	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,853.2	13.4	3,526.4	6.0
The Northern Trust Company	6,765.6	11.5	3,515.2	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,853.2	7.9	4,953.7	5.0
The Northern Trust Company	6,765.6	6.8	4,939.9	5.0
AS OF DECEMBER 31, 2012
Total Capital to Risk-Weighted Assets
Consolidated	$8,340.8	14.3%	$5,831.6	10.0%
The Northern Trust Company	7,971.0	13.7	5,803.2	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,489.0	12.8	3,499.0	6.0
The Northern Trust Company	6,904.2	11.9	3,481.9	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,489.0	8.2	4,543.7	5.0
The Northern Trust Company	6,904.2	7.6	4,533.9	5.0